Patient Service Revenue (Tables)	3 Months Ended
Jun. 30, 2014
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the six months ended June 30,
	2014	2013

Medicare ESRD program	$2,208,586	$2,131,095
Private/alternative payors	2,013,357	1,865,556
Medicaid and other government sources	202,892	186,059
Hospitals	220,201	209,517
Total patient service revenue	$4,645,036	$4,392,227